Summary of Significant Accounting Policies - Schedule of Disaggregates the Group’s Revenue (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total	¥ 120,789,049	$ 16,861,501	¥ 108,805,302	¥ 69,039,405
Marketing campaign planning and execution [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Revenue	61,355,474		72,551,148	55,590,318
Online precision marketing [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Revenue	56,680,368		31,619,104	6,112,910
Offline advertising [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Revenue	2,753,207		4,635,050	7,336,177
At a point of time [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total	61,355,474		72,551,148	55,590,318
Over time [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total	¥ 59,433,575		¥ 36,254,154	¥ 13,449,087